JPMorgan Tax Free Bond Fund Average Annual Total Returns - R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.05%	0.99%	2.25%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		2.15%	0.59%	1.98%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.11%	0.58%	1.88%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	1.16%	2.23%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index to the Bloomberg US Municipal Index.